Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity (Details) [Line Items]
Net operating loss	$ (20,275,541)
Net operation cash outflow	(15,931,913)	$ (13,382,633)	$ (10,035,531)
Accumulated deficit	(30,489,126)	(37,555,980)
Restricted cash	130,125	$ 104,170
Line of Credit [Member]
Liquidity (Details) [Line Items]
Restricted cash	2,400,000
Line of Credit [Member]
Liquidity (Details) [Line Items]
Unrestricted cash	$ 10,700,000